Legacy Class and Institutional Class [Member] Expense Example - Legacy Class and Institutional Class - MERIDIAN GROWTH FUND	Jun. 30, 2025 USD ($)
Legacy Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 93
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	505
Expense Example, with Redemption, 10 Years	1,120
Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	$ 1,084